Annual Total Returns - Fidelity Advisor® Emerging Asia Fund [BarChart] - 10.31 Fidelity Advisor Emerging Asia Fund - AMCIZ PRO-16 - Fidelity Advisor® Emerging Asia Fund - Fidelity Advisor Emerging Asia Fund-Class A
Dec. 30, 2022
Bar Chart Table:
Annual Return 2012	20.98%
Annual Return 2013	3.47%
Annual Return 2014	7.01%
Annual Return 2015	(7.84%)
Annual Return 2016	4.29%
Annual Return 2017	46.76%
Annual Return 2018	(15.05%)
Annual Return 2019	30.58%
Annual Return 2020	72.30%
Annual Return 2021	(14.81%)